Condensed Financial Information of the Parent Company (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities:
Net income (loss)	$ 4,046,670	$ 3,019,323	$ 1,529,280
Changes in operating assets and liabilities:
Other current assets	119,523	(659,145)	(237,676)
Net Cash Provided by Operating Activities	1,408,020	1,312,647	(537,654)
Net increase in cash and cash equivalents	(86,123)	4,940,160	554,828
Cash and cash equivalents at beginning of year	7,918,675	2,978,515	2,423,687
Cash and cash equivalents at end of year	7,832,552	7,918,675	2,978,515
Parent [Member]
Cash Flows from Operating Activities:
Net income (loss)	4,000,499	3,001,489	1,494,928
Adjustments to reconcile net income to net cash provided by operating activities:
Equity income of subsidiaries	(4,000,599)	(3,001,489)	(1,494,928)
Changes in operating assets and liabilities:
Other current assets	(6,800)
Other current liabilities	55,000
Net Cash Provided by Operating Activities	48,100
Net increase in cash and cash equivalents	48,100
Cash and cash equivalents at beginning of year
Cash and cash equivalents at end of year	$ 48,100